SCHEDULE 1	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SCHEDULE 1

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year ended December 31,
	2014	2015	2016
General and administrative expenses*	$(715)	$(6,579)	$(2,064)
Other expenses, net	(135,374)	(8,204)	(25,794)
Interest income	4,732	3,856	4,179
Interest expenses	(61)	(360)	—

Loss before income tax	(131,418)	(11,287)	(23,679)
Income tax expenses	—	—	—

Loss before share of net profits of subsidiaries, net of income tax	(131,418)	(11,287)	(23,679)
Share of net profit (losses) subsidiaries, net of income tax	105,830	(1,871)	14,145

Net loss	$(25,588)	$(13,158)	$(9,534)
Other comprehensive income	—	—	—

Comprehensive loss	$(25,588)	$(13,158)	$(9,534)

* Amount of share-based compensation expense included in general and administrative expenses	$309	$1,685	$1,223

SCHEDULE 1

NAM TAI PROPERTY INC.

BALANCE SHEETS

(In thousands of U.S. dollars)

	December 31,
	2015	2016
ASSETS
Current assets:
Cash and cash equivalents	$31,387	$51,795
Short term investments	48,752	88,399
Prepaid expenses and other receivables	2,566	3,513
Amounts due from subsidiaries	153,463	—

Total current assets	236,168	143,707
Property, plant and equipment, net	3,457	3,228
Investments in subsidiaries	228,257	234,666

Total assets	$467,882	$381,601

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	$1,409	$90
Dividend payable	2,936	10,205
Amounts due to subsidiaries	157,347	20,652

Total current liabilities	161,692	30,947
Long term loan	40,625	114,308

Total liabilities	$202,317	$145,255

Shareholders’ equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 36,699,572 and 36,446,691 shares as at December 31, 2015 and 2016, respectively)	367	364
Additional paid-in capital	243,280	241,536
Retained earnings	26,343	6,607
Accumulated other comprehensive loss	(4,425)	(12,161)

Total shareholders’ equity	265,565	236,346

Total liabilities and shareholders’ equity	$467,882	$381,601

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Common Shares Outstanding	Common Shares Amount	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity
Balance at January 1, 2014	45,272,735	$453	$291,731	$71,214	$(8)	$363,390
Shares issued on exercise of options	15,000	—	89	—	—	89
Cancellation of shares	(2,669,413)	(27)	(17,853)	—	—	(17,880)
Stock-based compensation expenses	—	—	309	—	—	309
Net loss	—	—	—	(25,588)	—	(25,588)
Cash dividends declared ($0.08 per share)	—	—	—	(3,409)	—	(3,409)
Cash dividends reversal	—	—	—	41	—	41

Balance at December 31, 2014	42,618,322	$426	$274,276	$42,258	$(8)	$316,952

Shares issued on exercise of options	600,000	6	3,990	—	—	3,996
Cancellation of shares	(6,518,750)	(65)	(36,671)	—	—	(36,736)
Stock-based compensation expenses			1,685			1,685
Net loss	—	—	—	(13,158)	—	(13,158)
Cash dividends declared ($0.08 per share)	—	—	—	(2,936)	—	(2,936)
Cash dividends reversal	—	—	—	179	—	179
Accumulated other comprehensive loss	—	—	—	—	(4,417)	(4,417)

Balance at December 31, 2015	36,699,572	$367	$243,280	$26,343	$(4,425)	$265,565

Shares issued on exercise of options	471,869	4	3,284	—	—	3,288
Cancellation of shares	(724,750)	(7)	(6,251)	—	—	(6,258)
Stock-based compensation expenses			1,223			1,223
Net loss	—	—	—	(9,534)	—	(9,534)
Cash dividends declared ($0.28 per share)	—	—	—	(10,205)	—	(10,205)
Cash dividends reversal	—	—	—	3	—	3
Accumulated other comprehensive loss	—	—	—	—	(7,736)	(7,736)

Balance at December 31, 2016	36,446,691	$364	$241,536	$6,607	$(12,161)	$236,346

SCHEDULE 1

NAM TAI PROPERTY INC.

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2014	2015	2016
Cash flows from operating activities:
Net loss	$(25,588)	$(13,158)	$(9,534)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share of net (profits) losses of subsidiaries, net of taxes	(105,830)	1,871	(14,145)
Depreciation	—	237	229
Unrealized exchange loss	—	—	3,370
Share-based compensation expenses	309	1,685	1,223
Loss on waiving amount due from a subsidiary	—	—	17,800
Cancellation of loan and interest owing by subsidiary	133,354	—	—
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(1,197)	1,460	(944)
Increase (decrease) in accrued expenses and other payables	53	496	(1,319)

Net cash provided by (used in) operating activities	$1,101	$(7,409)	$(3,320)

Cash flows from investing activities:
Purchase of property, plant and equipment	—	(1)	—
(Increase) decrease in short term investment	(8,530)	24,753	(39,647)
Decrease (increase) in amounts due from subsidiaries	4,046	(6,742)	(1,032)

Net cash (used in) provided by investing activities	$(4,484)	$18,010	$(40,679)

Cash flows from financing activities:
Proceeds from a long term loan of a subsidiary	—	40,625	73,683
Proceeds from short term bank borrowing	40,000	92,432	—
Repayment of short term bank borrowing	—	(132,432)	—
Share repurchase program	(17,561)	(36,704)	(6,258)
Dividend paid	(3,581)	(3,230)	(2,936)
Proceeds from options exercise	89	3,996	3,288

Net cash provided by (used in) financing activities	$18,947	$(35,313)	$67,777

Net increase (decrease) in cash and cash equivalents	15,564	(24,712)	23,778
Cash and cash equivalents at beginning of year	40,535	56,099	31,387
Effect of exchange rate changes on cash and cash equivalents	—	—	(3,370)

Cash and cash equivalents at end of year	$56,099	$31,387	$51,795

SCHEDULE 1

NAM TAI PROPERTY INC.

NOTE TO SCHEDULE 1

(in thousands of U.S. dollars)

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2016, $347,417 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2014, 2015 and 2016.

During the years ended December 31, 2014, 2015 and 2016, no cash dividend was declared and paid by subsidiaries to the Company.